Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Period-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2567	7.0176
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2308		7.2064